Loans Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Receivables [Abstract]
Loans Receivable

2.	LOANS RECEIVABLE

Loans receivable consisted of the following at June 30, 2015 and December 31, 2014:

	June 30, 2015	December 31, 2014
Loans receivable	$7,606,151	$4,913,279
Allowance for credit losses	(924,147)	(596,963)
Loans receivable, net	6,682,004	4,316,316
Loan receivables, current	917,351	567,164
Loan receivables, non current	$5,764,653	$3,749,152

A reconciliation of the allowance for credit losses consist of the following at June 30, 2015 and December 31, 2014:

	June 30, 2015	December 31, 2014
Beginning balance	$596,963	$61,319
Provision for credit losses	580,008	614,684
Loans charged off	(252,824)	(79,040)
Ending balance	$924,147	$596,963
Basis of Assessment:
Individually	$-	$-
Collectively	$924,147	$596,963

The following is an age analysis of past due receivables as of June 30, 2015 and December 31, 2014:

							Recorded
						Total	Investment >
	30-59 Days	60-89 Days	Greater Than	Total Past		Financing	90 Days and
	Past Due	Past Due	90 Days	Due	Current	Receivables	Accruing
June 30, 2015	$123,765	$121,704	$212,447	$457,916	$7,148,235	$7,606,151	$212,447
December 31, 2014	$65,684	$76,198	$124,397	$266,279	$4,647,000	$4,913,279	$124,397

The Company’s primary credit quality indicator is the customer’s Vantage credit score as determined by Experian on the date of loan origination. The Company does not update the customer’s credit profile during the contractual term of the loan.

The following is a summary of the loan receivable balance as of June 30, 2015 and December 31, 2014 by credit quality indicator:

Credit Score	June 30, 2015	December 31, 2014
Below 550	$-	$-
551-600	271,874	299,040
601-650	3,395,473	2,180,507
651-700	2,840,312	1,737,587
701-750	891,457	558,305
751-800	164,190	113,581
801-850	42,845	24,259
	$7,606,151	$4,913,279

2.	LOANS RECEIVABLE

Loans receivable consisted of the following at December 31:

	2014	2013
Loans receivable	$4,913,279	$487,432
Allowance for credit losses	(596,963)	(61,319)
Loans receivable, net	4,316,316	426,113
Loan receivables, current	567,164	64,719
Loan receivables, non current	$3,749,152	$361,394

A reconciliation of the allowance for credit losses consist of the following at December 31:

	2014	2013
Beginning balance	$61,319	$17,777
Provision for credit losses	614,684	63,492
Loans charged off	(79,040)	(19,950)
Ending balance	$596,963	$61,319
Basis of Assessment:
Individually	$-	$-
Collectively	$596,963	$61,319

The following is an age analysis of past due receivables as of December 31, 2014 and 2013:

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Accruing
2014	$65,684	$76,198	$124,397	$266,279	$4,647,000	$4,913,279	$124,397
2013	$17,760	$7,056	$4,469	$29,285	$458,147	$487,432	$4,469

The Company’s primary credit quality indicator is the customer’s Vantage credit score as determined by Experian on the date of loan origination. The Company does not update the customer’s credit profile during the contractual term of the loan.

The following is a summary of the loan receivable balance as of December 31, 2014 and 2013 by credit quality indicator:

Credit Score	2014	2013
Below 550	$-	$-
551-600	299,040	3,948
601-650	2,180,507	157,886
651-700	1,737,587	192,561
701-750	558,305	108,630
751-800	113,581	14,859
801-850	24,259	9,549
	$4,913,279	$487,432